Allowance for Loan Losses on Covered Loans (Detail) (USD $)						12 Months Ended																	12 Months Ended																	12 Months Ended																	12 Months Ended																	12 Months Ended																	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011		Sep. 30, 2010		Sep. 30, 2012 Covered Loans		Sep. 30, 2011 Covered Loans		Sep. 30, 2012 Charged to FDIC Receivable		Sep. 30, 2011 Charged to FDIC Receivable		Sep. 30, 2012 Charged To Operations		Sep. 30, 2011 Charged To Operations		Sep. 30, 2012 Residential Real Estate 1-4 Family	Sep. 30, 2011 Residential Real Estate 1-4 Family		Sep. 30, 2010 Residential Real Estate 1-4 Family		Sep. 30, 2012 Residential Real Estate 1-4 Family Covered Loans		Sep. 30, 2011 Residential Real Estate 1-4 Family Covered Loans		Sep. 30, 2012 Residential Real Estate 1-4 Family Charged to FDIC Receivable		Sep. 30, 2011 Residential Real Estate 1-4 Family Charged to FDIC Receivable		Sep. 30, 2012 Residential Real Estate 1-4 Family Charged To Operations		Sep. 30, 2011 Residential Real Estate 1-4 Family Charged To Operations		Sep. 30, 2012 Commercial Real Estate	Sep. 30, 2011 Commercial Real Estate		Sep. 30, 2010 Commercial Real Estate		Sep. 30, 2012 Commercial Real Estate Covered Loans		Sep. 30, 2011 Commercial Real Estate Covered Loans		Sep. 30, 2012 Commercial Real Estate Charged to FDIC Receivable		Sep. 30, 2011 Commercial Real Estate Charged to FDIC Receivable		Sep. 30, 2012 Commercial Real Estate Charged To Operations		Sep. 30, 2011 Commercial Real Estate Charged To Operations		Sep. 30, 2012 Commercial	Sep. 30, 2011 Commercial		Sep. 30, 2010 Commercial		Sep. 30, 2012 Commercial Covered Loans		Sep. 30, 2011 Commercial Covered Loans		Sep. 30, 2012 Commercial Charged to FDIC Receivable		Sep. 30, 2011 Commercial Charged to FDIC Receivable		Sep. 30, 2012 Commercial Charged To Operations		Sep. 30, 2011 Commercial Charged To Operations		Sep. 30, 2012 Real Estate Construction	Sep. 30, 2011 Real Estate Construction		Sep. 30, 2010 Real Estate Construction		Sep. 30, 2012 Real Estate Construction Covered Loans		Sep. 30, 2011 Real Estate Construction Covered Loans		Sep. 30, 2012 Real Estate Construction Charged to FDIC Receivable		Sep. 30, 2011 Real Estate Construction Charged to FDIC Receivable		Sep. 30, 2012 Real Estate Construction Charged To Operations		Sep. 30, 2011 Real Estate Construction Charged To Operations		Sep. 30, 2012 Consumer And Other	Sep. 30, 2011 Consumer And Other		Sep. 30, 2010 Consumer And Other		Sep. 30, 2012 Consumer And Other Covered Loans		Sep. 30, 2011 Consumer And Other Covered Loans		Sep. 30, 2012 Consumer And Other Charged to FDIC Receivable		Sep. 30, 2011 Consumer And Other Charged to FDIC Receivable		Sep. 30, 2012 Consumer And Other Charged To Operations		Sep. 30, 2011 Consumer And Other Charged To Operations
Non-accretable differences:
Balance at beginning of year	$ 29,722,987	$ 76,037,712	[1]	$ 68,414,115	[1]													$ 2,010,709	$ 3,429,923	[1]	$ 1,856,851	[1]													$ 17,485,206	$ 61,165,928	[1]	$ 39,160,920	[1]													$ 8,342,754	$ 7,706,431	[1]	$ 23,266,859	[1]													$ 538,355	$ 2,970,506	[1]	$ 2,497,018	[1]													$ 1,345,963	$ 764,924	[1]	$ 1,632,467	[1]
Provision for loan losses charged										8,202,159	[1]	4,800,000	[1]	1,201,596	[1]	1,200,000	[1]										85,717	[1]	198,879	[1]	3,383	[1]	49,719	[1]										4,165,963	[1]	3,569,308	[1]	928,599	[1]	892,326	[1]										2,907,496	[1]	52,460	[1]	242,681	[1]	13,115	[1]										96,225	[1]	198,449	[1]	5,578	[1]	49,614	[1]										946,758	[1]	780,904	[1]	21,355	[1]	195,226	[1]
Charge-offs						(60,274,445)	[1]	(49,716,253)	[1]														(1,515,979)	[1]	(53,748)	[1]														(49,170,125)	[1]	(24,943,324)	[1]														(6,664,343)	[1]	(20,020,399)	[1]														(2,533,954)	[1]	(2,811,511)	[1]														(390,044)	[1]	(1,887,271)	[1]
Recoveries						4,555,965	[1]	4,738,851	[1]														7,665	[1]	67,943	[1]														394,841	[1]	1,220,753	[1]														4,150,489	[1]	3,334,031	[1]																74,875	[1]														2,970	[1]	41,249	[1]
Acquisition								46,600,999	[1]																1,310,279	[1]																41,265,945	[1]																1,060,365	[1]																2,962,061	[1]																2,349	[1]
Ending balance	29,722,987	76,037,712	[1]	68,414,115	[1]													2,010,709	3,429,923	[1]	1,856,851	[1]													17,485,206	61,165,928	[1]	39,160,920	[1]													8,342,754	7,706,431	[1]	23,266,859	[1]													538,355	2,970,506	[1]	2,497,018	[1]													1,345,963	764,924	[1]	1,632,467	[1]
Covered loans:
Ending contractual balance	$ 209,216,524	$ 333,347,562																$ 15,040,300	$ 19,923,962																$ 160,160,252	$ 263,261,697																$ 25,967,404	$ 32,741,770																$ 1,881,427	$ 8,838,691																$ 6,167,141	$ 8,581,442

[1]	Amounts include the allowance for covered loan losses.